Interest Income and Expense	3 Months Ended
Jan. 31, 2026
Text Block [Abstract]
Interest Income and Expense
15.	Interest income and expense

	For the three months ended
	January 31, 2026				October 31, 2025				January 31, 2025
($ millions)	Interest income		Interest expense		Interest income		Interest expense		Interest income		Interest expense
Measured at amortized cost (1)	$11,931		$7,693		$12,628		$8,560		$13,135		$9,746
Measured at FVOCI (1)	1,194		–		1,373		–		1,442		–
	13,125		7,693		14,001		8,560		14,577		9,746
Other	206	(2)	56	(3)	214	(2)	69	(3)	403	(2)	61	(3)
Total	$13,331		$7,749		$14,215		$8,629		$14,980		$9,807
(1)	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
(2)	Includes dividend income on equity securities.
(3)
Includes interest on lease liabilities for the three months ended January 31, 2026 – $31 (October 31, 2025 – $32; January 31, 2025 – $32) and insurance finance expense for the three months ended January 31, 2026 – $8 (October 31, 2025 – $8; January 31, 2025 – $8).